THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
CHINA — 99.2%
Consumer Discretionary — 3.9%
AIMA Technology Group, Cl A	84,334	$373,514
Bear Electric Appliance, Cl A	65,700	754,103
Jiangsu Tianmu Lake Tourism, Cl A *	99,000	351,102
Zhejiang Qianjiang Motorcycle, Cl A	766,374	1,920,465
		3,399,184
Consumer Staples — 12.1%
Anhui Gujing Distillery, Cl A	75,900	2,580,984
DaShenLin Pharmaceutical Group, Cl A	59,520	229,168
Jiangsu King's Luck Brewery JSC, Cl A	108,085	784,473
Kweichow Moutai, Cl A	9,772	2,271,465
Laobaixing Pharmacy Chain JSC, Cl A	264,940	1,087,103
Proya Cosmetics, Cl A	48,600	750,899
Shandong Xiantan, Cl A	259,400	280,980
Shandong Yisheng Livestock & Poultry Breeding, Cl A *	235,400	399,625
Shanxi Xinghuacun Fen Wine Factory, Cl A	84,669	2,153,969
		10,538,666
Energy — 4.7%
Gansu Energy Chemical, Cl A	1,512,300	692,247
Offshore Oil Engineering, Cl A	3,080,310	2,477,018
Shanxi Lu'an Environmental Energy Development, Cl A	421,000	944,455
		4,113,720
Financials — 19.1%
Bank of Chengdu, Cl A	82,500	138,468
Bank of China, Cl A	1,688,300	907,414
Bank of Communications, Cl A	2,028,103	1,616,951
Bank of Hangzhou, Cl A	283,280	457,544
Bank of Jiangsu, Cl A	1,186,230	1,198,492
China CITIC Bank, Cl A	276,800	227,534
China Everbright Bank, Cl A	2,004,100	845,740
China Merchants Bank, Cl A	630,400	2,838,828
China Minsheng Banking, Cl A	1,623,900	837,085
China Pacific Insurance Group, Cl A	446,900	1,595,984
China Zheshang Bank, Cl A	705,600	256,060
Huaxia Bank, Cl A	572,400	425,673
Jiangsu Changshu Rural Commercial Bank, Cl A	270,300	253,402
New China Life Insurance, Cl A	481,700	2,434,721
People's Insurance Group of China, Cl A	930,889	747,291
Ping An Insurance Group of China, Cl A	294,200	1,876,461
		16,657,648
Health Care — 7.5%
APT Medical, Cl A	13,750	706,420

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Health Care (continued)
Guangxi LiuYao Group, Cl A	270,202	$917,783
Micro-Tech Nanjing, Cl A	26,000	291,494
Shenzhen Mindray Bio-Medical Electronics, Cl A	62,656	2,582,101
Sunflower Pharmaceutical Group, Cl A	616,463	2,062,560
		6,560,358
Industrials — 14.8%
Contemporary Amperex Technology, Cl A	16,545	520,328
GoodWe Technologies, Cl A	131,259	3,010,650
Ningbo Deye Technology, Cl A	148,199	3,046,558
Shanghai Pudong Construction, Cl A	171,400	144,192
Shenzhen Kstar Science And Technology, Cl A	42,600	234,292
Shuangliang Eco-Energy Systems, Cl A	288,400	554,219
Sichuan Road and Bridge Group, Cl A	1,157,260	1,560,554
Spring Airlines, Cl A *	159,700	1,261,610
Yutong Bus, Cl A	646,145	1,309,201
Zhejiang Dingli Machinery, Cl A	69,000	531,243
Zhejiang HangKe Technology, Cl A	164,920	690,756
		12,863,603
Information Technology — 21.7%
Avary Holding Shenzhen, Cl A	100,757	336,420
Circuit Fabology Microelectronics Equipment, Cl A *	75,000	866,209
EGing Photovoltaic Technology, Cl A *	321,600	337,745
Glodon, Cl A	28,840	128,802
Hitevision, Cl A	139,700	452,237
JA Solar Technology, Cl A	497,960	2,854,365
Jiangsu Pacific Quartz, Cl A	172,015	2,691,784
Lens Technology, Cl A	130,800	211,443
NAURA Technology Group, Cl A	44,600	1,947,434
Newland Digital Technology, Cl A *	266,300	691,850
Qi An Xin Technology Group, Cl A *	90,000	640,966
Qingdao Gaoce Technology, Cl A	208,731	1,524,712
Shanghai Aiko Solar Energy, Cl A	44,660	188,774
Shenzhen Sinovatio Technology, Cl A *	244,200	1,477,325
Trina Solar, Cl A	392,400	2,298,367
Unilumin Group, Cl A	499,431	627,481
Wuxi Autowell Technology, Cl A	33,573	869,461
Zhejiang Jingsheng Mechanical & Electrical, Cl A	75,099	731,913
		18,877,288
Materials — 9.3%
Anhui Huaheng Biotechnology, Cl A	83,400	1,037,284
CMOC Group, Cl A	855,600	626,869

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
CHINA EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
Materials (continued)
Huaibei Mining Holdings, Cl A	241,400	$382,269
Jiangsu Changbao Steeltube, Cl A	653,100	668,829
Jiangsu ToLand Alloy, Cl A	38,805	188,403
Jiangxi Copper, Cl A	719,930	1,878,302
Nanjing Cosmos Chemical, Cl A	62,900	681,068
Ningbo Boway Alloy Material, Cl A	366,500	783,903
NKY Medical Holdings, Cl A	74,200	253,664
Stanley Agricultural Group, Cl A	200,995	167,984
Zangge Mining, Cl A	451,128	1,399,620
		8,068,195
Real Estate — 1.4%
Hangzhou Binjiang Real Estate Group, Cl A	981,000	1,189,369
		1,189,369
Utilities — 4.7%
ENN Natural Gas, Cl A	643,150	1,677,982
Sichuan Chuantou Energy, Cl A	1,144,500	2,367,725
		4,045,707
TOTAL COMMON STOCK
(Cost $94,531,289)		86,313,738

Right — 0.0%
	Number of Rights	Value
CHINA — 0.0%
China Zheshang Bank, Expires 07/07/2023 *	211,680	18,040
TOTAL RIGHT
(Cost $–)		18,040

TOTAL INVESTMENTS— 99.2%
(Cost $94,531,289)		$86,331,778

Percentages are based on Net Assets of $87,057,270.
*	Non-income producing security.

Cl — Class
JSC — Joint Stock Company

RAY-QH-001-0600

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 96.5%
	Shares	Value
BRAZIL — 3.0%
Aliansce Sonae Shopping Centers	10,400	$53,186
Caixa Seguridade Participacoes	295,200	630,298
		683,484

CHILE — 1.2%
Enel Chile	4,280,430	278,016

CHINA — 32.0%
3SBio	277,500	278,683
Akeso *	16,000	72,174
APT Medical, Cl A	7,800	400,733
Beijing Enterprises Holdings	11,000	39,794
BYD Electronic International	52,000	157,262
China CITIC Bank, Cl H	322,000	151,208
China Communications Services, Cl H	364,000	179,292
China Medical System Holdings	22,000	35,822
China Pacific Insurance Group, Cl H	18,600	48,063
China Resources Pharmaceutical Group	69,500	60,484
China Tower, Cl H	3,274,000	363,471
CITIC	274,000	326,915
COSCO SHIPPING Holdings, Cl H	62,000	55,856
Dongyue Group	60,000	44,866
East Buy Holding *	48,500	157,817
Far East Horizon	120,000	94,939
GoodWe Technologies, Cl A	1,680	38,534
Jiangsu Pacific Quartz, Cl A	3,427	53,628
KE Holdings ADR *	2,294	34,066
Kingsoft	32,600	128,335
Lenovo Group	160,000	166,807
MINISO Group Holding ADR *	9,113	154,830
New Oriental Education & Technology Group *	21,200	83,187
Newland Digital Technology, Cl A *	307,300	798,368
Nongfu Spring, Cl H	22,000	121,417
Offshore Oil Engineering, Cl A	41,300	33,211
People's Insurance Group of China, Cl H	293,000	106,184
PetroChina, Cl H	476,000	329,214
PICC Property & Casualty, Cl H	444,000	493,484
Proya Cosmetics, Cl A	6,800	105,064
Qingdao Gaoce Technology, Cl A	77,566	566,595
Shandong Hi-Speed Holdings Group *	133,000	98,605
Sinopharm Group, Cl H	138,400	432,688
Tencent Holdings	2,100	88,860
Tongcheng Travel Holdings *	39,200	81,936

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
CHINA (continued)
TravelSky Technology, Cl H	27,000	$45,823
Vipshop Holdings ADR *	22,461	370,606
Yadea Group Holdings	26,000	59,123
Yutong Bus, Cl A	60,700	122,989
Zhejiang Expressway, Cl H	82,000	62,259
ZTE, Cl H	48,200	193,130
		7,236,322

CZECH REPUBLIC — 0.3%
Moneta Money Bank	18,938	69,397

GREECE — 2.6%
JUMBO *	2,604	71,592
Motor Oil Hellas Corinth Refineries	2,928	74,111
Mytilineos	12,705	448,270
		593,973

HONG KONG — 0.2%
Orient Overseas International	2,500	33,529

HUNGARY — 0.9%
OTP Bank Nyrt	5,884	208,761

INDIA — 10.8%
Bharat Petroleum	17,264	76,749
Britannia Industries	4,993	305,811
Cummins India	13,300	315,022
Dr Reddy's Laboratories	2,443	153,650
Hindustan Aeronautics	2,252	104,109
Hindustan Petroleum *	26,941	89,933
Indian Oil	312,691	348,001
KPIT Technologies	62,600	831,602
Nestle India	495	138,142
Sundaram Finance	2,264	72,030
		2,435,049

INDONESIA — 0.2%
United Tractors	34,600	53,714

MEXICO — 6.5%
Fomento Economico Mexicano	34,800	384,331
Grupo Comercial Chedraui	174,500	992,434
Kimberly-Clark de Mexico, Cl A	43,100	95,973
		1,472,738

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
POLAND — 2.8%
Dino Polska *	952	$111,252
Polski Koncern Naftowy ORLEN	23,747	376,461
Powszechny Zaklad Ubezpieczen	14,830	143,849
		631,562

QATAR — 0.6%
Qatar Navigation QSC	44,055	125,266

RUSSIA — 0.0%
Gazprom Neft PJSC (A)	111,970	–
Novolipetsk Steel PJSC *(A)	98,630	–
PhosAgro PJSC GDR *(A)	22,934	–
Severstal PAO *(A)	11,625	–
		–

SAUDI ARABIA — 7.6%
Abdullah Al Othaim Markets	13,046	48,487
Aldrees Petroleum and Transport Services	1,781	58,976
Arabian Internet & Communications Services	1,290	110,954
Bupa Arabia for Cooperative Insurance	2,155	106,638
Cooperative Insurance	25,133	938,124
Elm	2,907	451,082
		1,714,261

SOUTH AFRICA — 0.4%
Woolworths Holdings	23,164	87,488

SOUTH KOREA — 8.8%
DB Insurance	4,323	244,751
Doosan Bobcat	2,073	92,350
Hanwha Aerospace	4,869	470,770
Hyundai Mobis	383	67,580
JYP Entertainment	5,543	550,241
Kia	6,942	466,260
Samsung Electronics	1,605	87,945
		1,979,897

TAIWAN — 16.2%
Accton Technology	42,000	470,645
Chicony Electronics	193,000	607,298
Inventec	79,000	109,579
Makalot Industrial	119,000	1,153,912
Pegatron	22,000	52,838
Quanta Computer	34,000	165,936
Taiwan High Speed Rail	69,000	71,228

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTAMENTAL
EMERGING MARKET EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
TAIWAN (continued)
Taiwan Semiconductor Manufacturing	34,000	$628,811
Voltronic Power Technology	4,000	252,372
Wistron	51,000	148,687
		3,661,306

THAILAND — 0.3%
Bumrungrad Hospital	9,400	59,918

TURKEY — 0.7%
Tofas Turk Otomobil Fabrikasi	17,058	165,215

UNITED ARAB EMIRATES — 1.4%
Salik PJSC	358,064	307,075

TOTAL COMMON STOCK
(Cost $21,529,485)		21,796,971

PREFERRED STOCK — 1.3%

SOUTH KOREA — 1.3%
Hyundai Motor (B)	3,490	290,217
		290,217

TOTAL PREFERRED STOCK
(Cost $287,586)		290,217

TOTAL INVESTMENTS— 97.8%
(Cost $21,817,071)		$22,087,188

Percentages are based on Net Assets of $22,594,865.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company

RAY-QH-002-0400

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value
AUSTRALIA — 3.0%
Coles Group	15,880	$194,709
Data#3	33,064	158,465
Neuren Pharmaceuticals *	39,311	320,550
Pilbara Minerals	31,524	102,612
Resolute Mining *	462,384	120,037
Super Retail Group	33,685	256,288
Whitehaven Coal	65,362	291,940
Yancoal Australia	114,701	349,687
		1,794,288

AUSTRIA — 1.0%
Strabag	14,952	607,646

BERMUDA — 1.5%
Cool	44,241	597,118
SiriusPoint *	32,432	292,861
		889,979

BRAZIL — 1.1%
MercadoLibre *	535	633,761

CANADA — 2.1%
Constellation Software	200	414,851
Fairfax Financial Holdings	300	224,966
Martinrea International	24,100	241,319
Torex Gold Resources *	23,400	332,808
		1,213,944

DENMARK — 2.5%
Carlsberg, Cl B	1,159	185,189
D/S NORDEN	6,218	310,133
Novo Nordisk, Cl B	5,992	965,238
		1,460,560

FINLAND — 1.8%
Kemira	44,521	708,672
Kempower *	8,861	328,690
		1,037,362

FRANCE — 1.4%
Hermes International	380	825,014

GEORGIA — 2.3%
Bank of Georgia Group	18,453	686,207
TBC Bank Group	22,222	697,819
		1,384,026

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
GERMANY — 2.1%
Atoss Software	1,021	$231,137
Bayerische Motoren Werke	4,312	529,338
Deutsche Telekom	20,967	456,951
		1,217,426

HONG KONG — 0.5%
Kingkey Financial International Holdings *	1,210,000	270,206

ISRAEL — 0.2%
Check Point Software Technologies *	1,153	144,840

ITALY — 0.8%
Iveco Group *	33,206	298,951
Moncler	2,459	169,927
		468,878

JAPAN — 3.7%
Chubu Electric Power	7,600	92,387
Japan Petroleum Exploration	19,900	592,037
Monogatari	7,800	188,072
Nissan Motor *	28,700	116,798
Ono Pharmaceutical	4,476	80,704
PAL GROUP Holdings	28,600	768,748
Subaru	7,600	142,130
Sumitomo Electric Industries	8,400	102,112
Tokyo Gas	4,500	97,855
		2,180,843

NETHERLANDS — 1.6%
Koninklijke Ahold Delhaize	11,388	388,384
Koninklijke KPN	48,317	172,322
Wolters Kluwer	3,057	387,882
		948,588

NEW ZEALAND — 0.2%
Air New Zealand *	210,727	100,700

NORWAY — 1.2%
Kitron	152,036	618,018
Protector Forsikring *	6,300	97,144
		715,162

SWEDEN — 3.0%
Betsson, Cl B	76,297	810,911
Camurus *	20,785	536,112
Essity, Cl B	7,119	189,224

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
SWEDEN (continued)
INVISIO	11,568	$246,326
		1,782,573

SWITZERLAND — 1.0%
Garrett Motion *	55,304	418,651
SKAN Group	2,046	176,094
		594,745

UNITED KINGDOM — 1.1%
4imprint Group	11,108	677,153

UNITED STATES — 67.1%
AbbVie	5,501	741,150
Airbnb, Cl A *	826	105,860
Altria Group	2,533	114,745
AmerisourceBergen, Cl A	1,831	352,339
Amgen	2,339	519,305
Aon, Cl A	2,435	840,562
Apple	17,580	3,409,993
Arcellx *	5,005	158,258
Arista Networks *	2,223	360,259
Atlassian, Cl A *	1,796	301,387
Autodesk *	2,510	513,571
Axon Enterprise *	820	159,998
Booking Holdings *	445	1,201,647
Broadcom	787	682,667
Broadridge Financial Solutions	598	99,047
Cadence Design Systems *	3,222	755,624
Cal-Maine Foods	3,081	138,645
Cardinal Health	3,023	285,885
Centene *	6,421	433,097
Cheniere Energy	2,937	447,481
Chipotle Mexican Grill, Cl A *	323	690,897
Cisco Systems	15,561	805,126
Clorox	1,416	225,201
Consolidated Edison	3,837	346,865
CVS Health	5,468	378,003
Dell Technologies, Cl C	3,191	172,665
Dynatrace *	1,883	96,918
eBay	2,948	131,746
Electronic Arts	3,288	426,453
Eli Lilly	437	204,944
Etsy *	1,461	123,615

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Extreme Networks *	37,193	$968,878
Exxon Mobil	3,102	332,690
Fair Isaac *	302	244,381
Fortinet *	7,599	574,408
Gartner *	954	334,196
General Electric	12,387	1,360,712
Gilead Sciences	15,037	1,158,902
Goldman Sachs Group	2,319	747,970
HCA Healthcare	1,599	485,264
Hershey	1,742	434,977
Humana	1,469	656,834
Incyte *	2,282	142,055
Inter Parfums	4,618	624,492
InterDigital	5,329	514,515
J M Smucker	1,256	185,473
Jazz Pharmaceuticals *	753	93,349
John B Sanfilippo & Son	6,697	785,357
Keysight Technologies *	2,149	359,850
Kimberly-Clark	3,953	545,751
Lamb Weston Holdings	1,696	194,955
Lattice Semiconductor *	1,661	159,572
Manhattan Associates *	6,395	1,278,233
Mastercard, Cl A	1,193	469,207
Meta Platforms, Cl A *	1,434	411,529
Mettler-Toledo International *	263	344,961
Microchip Technology	6,701	600,343
Microsoft	4,134	1,407,792
Mondelez International, Cl A	16,043	1,170,177
Motorola Solutions	466	136,669
Nasdaq	4,066	202,690
NVIDIA	468	197,973
O'Reilly Automotive *	718	685,906
Otis Worldwide	3,148	280,204
Palo Alto Networks *	2,845	726,926
PulteGroup	2,692	209,115
ROBLOX, Cl A *	4,956	199,727
Starbucks	4,087	404,858
Stellantis	29,111	511,020
Ulta Beauty *	592	278,592
UnitedHealth Group	1,612	774,792
VeriSign *	1,130	255,346
Verisk Analytics, Cl A	670	151,440

THE ADVISORS’ INNER CIRCLE FUND III	RAYLIANT QUANTITATIVE
DEVELOPED MARKET EQUITY ETF
JUNE 30, 2023
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES (continued)
Vertex Pharmaceuticals *	752	$264,636
VMware, Cl A *	2,884	414,402
Walmart	1,048	164,725
Wingstop	570	114,091
Winmark	2,150	714,811
WW Grainger	534	421,107
Yum! Brands	3,302	457,492
Zimmer Biomet Holdings	1,457	212,139
		39,589,437

TOTAL COMMON STOCK
(Cost $54,888,079)		58,537,131

PREFERRED STOCK — 0.3%

GERMANY — 0.3%
Dr Ing hc F Porsche (A)	1,476	183,174

TOTAL PREFERRED STOCK
(Cost $184,270)		183,174

TOTAL INVESTMENTS— 99.5%
(Cost $55,072,349)		$58,720,305

Percentages are based on Net Assets of $59,004,280.
*	Non-income producing security.
(A)	There is currently no rate available.

Cl — Class

RAY-QH-003-0400